Redeemable Non-Controlling Interest - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jan. 13, 2015	Jul. 07, 2014	Dec. 11, 2013	Dec. 31, 2015	Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest			$ 20,800		$ 30,543
Partial settlement of redeemable non-controlling interest liability				$ 30,543	4,190
JDI Backup Ltd. [Member]
Redeemable Noncontrolling Interest [Line Items]
Partial settlement of redeemable non-controlling interest liability					4,200
Change in estimated fair value					$ 30,500
Cost of acquisition	$ 30,500	$ 4,200	$ 22,200
Ownership percentage	100.00%	67.00%	60.00%	100.00%